CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,331	$ 156,419	$ 8,561
Cost of revenue	59,398	105,829	9,926
Gross profit (loss)	(53,067)	50,590	(1,365)
Operating expenses:
General and administrative	4,330,028	4,594,743	3,552,055
Research & development	1,779,802	1,561,965	2,179,341
Impairment of intangible asset	0	390,355
Total operating expenses	6,109,830	6,547,063	5,731,396
Operating loss	(6,162,897)	(6,496,473)	(5,732,761)
Other income (expense):
Interest expense, net	58,179	(26,878)	(15,468)
Other income (expense)	(17,183)	(215,769)	290,466
Total other income (expense), net	(40,996)	(242,647)	274,998
Loss before income taxes	(6,203,893)	(6,739,120)	(5,457,763)
Income tax (benefit)	(136,661)
Net loss	(6,067,232)	(6,739,120)	(5,457,763)
Net loss attributable to non-controlling interest	(5,985)	(5,583)	(269)
Net loss attributable to Virax shareholders	(6,061,247)	(6,733,537)	(5,457,494)
Other comprehensive loss:
Foreign currency adjustment	110,379	(3,639)	(111)
Comprehensive loss	(5,956,853)	(6,735,481)	(5,457,652)
Comprehensive loss attributable to non-controlling interest	(5,985)	(5,583)	(269)
Comprehensive loss attributable to Virax	$ (5,950,868)	$ (6,729,898)	$ (5,457,383)
Basic and diluted weighted average shares outstanding
Ordinary shares	3,730,347	2,006,414	1,062,984
Diluted ordinary shares	3,730,347	2,006,414	1,062,984
Basic and diluted net loss per share to Virax shareholders
Basic net loss per share - Ordinary shares	$ (1.62)	$ (3.36)	$ (5.13)
Diluted net loss per share - Ordinary shares	$ (1.62)	$ (3.36)	$ (5.13)